Segment reporting (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting (Details Text) [Abstract]
Revenue arising, customers located abroad	2.80%	1.10%	1.00%